Performance B.4. People (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Number of permanent employees:
Continuing operations (employees) | employee	16,955,000	17,687,000	16,725,000
Joint ventures (Guatemala, Honduras and Ghana) (employees) | employee	4,464,000	4,688,000	4,416,000
Discontinued operations (employees) | employee	0	0	262,000
Total (employees) | employee	21,419,000	22,375,000	21,403,000
Classes of employee benefits expense:
Wages and salaries	$ (356)	$ (358)	$ (346)
Social security	(66)	(68)	(60)
Share based compensation	(24)	(27)	(21)
Pension and other long-term benefit costs	(4)	(4)	(7)
Other employees related costs	(27)	(39)	(67)
Total	$ (477)	$ (496)	$ (500)